STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Exercise Price, Lower Range Limit	$ 0.001	$ 0.001
Exercise Price, Upper Range Limit	$ 1.21	$ 1.21
Options Outstanding, Number of Options	578,000	533,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.62	$ 0.71
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 9 months 11 days	2 years 12 months 6 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	578,000	533,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.62	$ 0.71
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 9 months 11 days	2 years 12 months 6 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.001 [Member]
Options Outstanding, Number of Options	45,000	45,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.001	$ 0.001
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 29 days	2 years 3 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	45,000	45,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.001	$ 0.001
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years 29 days	2 years 3 months 29 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.31 [Member]
Options Outstanding, Number of Options	3,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.31	$ 0.31
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 9 months	2 years
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	3,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.31	$ 0.31
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 9 months	2 years
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.95 [Member]
Options Outstanding, Number of Options	200,000	200,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.95	$ 0.95
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 5 months 12 days	1 year 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	200,000	200,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.95	$ 0.95
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 5 months 12 days	1 year 8 months 12 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 1.09 [Member]
Options Outstanding, Number of Options	3,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 1.09	$ 1.09
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 1 month 24 days	1 year 6 months
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	3,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 1.09	$ 1.09
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 1 month 24 days	1 year 6 months
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 1.10 [Member]
Options Outstanding, Number of Options	45,000	45,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 1.10	$ 1.10
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 1 month 6 days	1 year 6 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	45,000	45,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 1.10	$ 1.10
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 1 month 6 days	1 year 6 months 29 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.20 [Member]
Options Outstanding, Number of Options	48,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.20	$ 0.20
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 9 months 18 days	2 years 6 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	48,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.20	$ 0.20
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years 9 months 18 days	2 years 6 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.32 [Member]
Options Outstanding, Number of Options	3,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.32	$ 0.32
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years	2 years 3 months
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	3,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.32	$ 0.32
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years	2 years 3 months
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.73 [Member]
Options Outstanding, Number of Options	3,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.73	$ 0.73
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 6 months	1 year 9 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	3,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.73	$ 0.73
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 6 months	1 year 9 months 29 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.15 [Member]
Options Outstanding, Number of Options	90,000	90,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.15	$ 0.15
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 29 days	2 years 3 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	90,000	90,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.15	$ 0.15
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years 29 days	2 years 3 months 29 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.61 [Member]
Options Outstanding, Number of Options	45,000	45,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.61	$ 0.61
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 7 months 2 days	1 year 9 months
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	45,000	45,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.61	$ 0.61
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 7 months 2 days	1 year 9 months
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 1.21 [Member]
Options Outstanding, Number of Options	45,000	45,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 1.21	$ 1.21
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 29 days	1 year 3 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	45,000	45,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 1.21	$ 1.21
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	1 year 29 days	1 year 3 months 29 days
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.05 [Member]
Options Outstanding, Number of Options	3,000	3,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.05	$ 0.05
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 6 months	2 years 9 months
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	3,000	3,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.05	$ 0.05
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years 6 months	2 years 9 months
Exercisable Options, Aggregate Intrinsic Value
Exercise Price 0.18 [Member]
Options Outstanding, Number of Options	45,000	45,000
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.18	$ 0.18
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 6 months 29 days	2 years 9 months 29 days
Options Outstanding, Aggregate Intrinsic Value
Exercisable Options, Number of Options	45,000	45,000
Exercisable Options, Weighted Average Exercise Price Per Share	$ 0.18	$ 0.18
Exercisable Options, Weighted Average Remaining Contractual Life (Years)	2 years 6 months 29 days	2 years 9 months 29 days
Exercisable Options, Aggregate Intrinsic Value